Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Future Minimum Commitments Under Existing Non-Cancelable Operating Leases And Purchase Obligations

In millions	2012	2013	2014	2015	2016	Thereafter
Lease obligations	$160	$129	$103	$86	$63	$146
Purchase obligations (a)	2,647	637	559	544	530	2,484
Total	$2,807	$766	$662	$630	$593	$2,630

(a)

Includes $3.8 billion relating to fiber supply agreements entered into at the time of the Company's 2006 Transformation Plan forestland sales and in conjunction with the 2008 acquisition of Weyerhaeuser Company's Containerboard, Packaging and Recycling business.